INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Operating loss carry forward	$ 48,960	$ 49,238
Research and development credit	3,993	4,018
Accrued social benefits and other	870	1,183
Property and equipment	(145)	(365)
Deferred tax asset before valuation allowance	53,678	54,074
Valuation allowance	$ (53,678)	$ (54,074)
Net deferred tax asset